Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	3.80%
Rate of compensation increase	3.00%	3.50%
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	3.70%
Rate of compensation increase	2.90%	2.80%